Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Average
			summary	Average
			compensation	compensation
			table total for	actually paid	Value of initial fixed $100
	Summary		non-PEO	to non-PEO	investment based on:(3)			Diluted
	compensation	Compensation	named	named	Total	Peer group		Earnings
	table total for	actually paid	executive	executive	shareholder	total	Net	Per Share
Year	PEO(1)	to PEO(1)(4)	officers(2)	officers(2)(4)	return	shareholder return	income	Growth(5)
2022	$(707,103)	$1,276,058	$262,304	$860,912	$114.42	$111.47	$40,147	$2.36
2021	$1,238,364	$996,828	$740,356	$678,321	$90.94	$126.43	$33,396	$1.98
2020	$2,637,979	$1,303,883	$1,333,513	$766,977	$82.66	$90.82	$31,576	$1.88

Named Executive Officers, Footnote [Text Block]		The PEO in 2020, 2021, and 2022 is Mr. William G. Smith, Jr.
PEO Total Compensation Amount	[1]	$ (707,103)		$ 1,238,364	$ 2,637,979
PEO Actually Paid Compensation Amount	[1],[2]	1,276,058		996,828	1,303,883
Non-PEO NEO Average Total Compensation Amount	[3]	262,304		740,356	1,333,513
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 860,912		678,321	766,977
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The non-PEO NEOs in 2020, 2021, and 2022 were Messrs. J. Kimbrough Davis and Thomas A. Barron.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between CAP and Company TSR

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s TSR (assuming an initial investment of $100 made on December 31, 2019) for the fiscal years ending December 31, 2020, 2021, and 2022.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between CAP and Net Income

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s net income for the fiscal years ending December 31, 2020, 2021, and 2022.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between CAP and Diluted Earnings Per Share

The graph below reflects the relationship between PEO and Average Non-PEO NEO CAP amounts and the Company’s diluted earnings per share for the fiscal years ending December 31, 2020, 2021, and 2022.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between Company TSR and Peer Group TSR

The graph below reflects the relationship between Company TSR and Peer Group TSR (each assuming an initial investment of $100 made on December 31, 2019) for the fiscal years ending December 31, 2020, 2021, and 2022.

Tabular List [Table Text Block]

Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance We disclose below, in no particular order, the most important measures used by the Company to link compensation actually paid to our NEOs for 2022 to Company performance.

•	Net Income
•	Diluted Earnings Per Share Growth
•	Efficiency Ratio
•	Level of Classified Assets

Total Shareholder Return Amount	[4]	$ 114.42		90.94	82.66
Peer Group Total Shareholder Return Amount	[4]	111.47		126.43	90.82
Net Income (Loss)		$ 40,147		$ 33,396	$ 31,576
Company Selected Measure Amount	[5]	2.36		1.98	1.88
PEO Name		Mr. William G. Smith, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Diluted Earnings Per Share Growth
Non-GAAP Measure Description [Text Block]		Diluted Earnings Per Share Growth is the financial measure from the tabular list of most important measures shown in the section below entitled “Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance”.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Level of Classified Assets
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 1,983,161		$ (241,536)	$ (1,334,096)
PEO [Member] | Increase/deduction for Change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,917,485		(214,283)	(1,574,593)
PEO [Member] | Deduction for amounts reported under the “Stock Awards” column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(255,278)		(256,482)	(241,555)
PEO [Member] | Increase for fair value of awards granted during Year that remain unvested as of Year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		25,175		13,442	37,054
PEO [Member] | Increase/deduction for change in fair value from prior Year-end to current Year-end of awards granted prior to Year that were outstanding and unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		37,765		9,375	(45,051)
PEO [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to Year that vested during Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		73,056		82,742	377,489
PEO [Member] | Increase for fair value of awards granted during Year that vest during Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		184,958		123,669	112,560
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		598,609		(62,035)	(566,536)
Non-PEO NEO [Member] | Increase/deduction for Change in the actuarial present values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		612,619		(51,938)	(663,135)
Non-PEO NEO [Member] | Deduction for amounts reported under the “Stock Awards” column in the SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(135,147)		(107,290)	(101,224)
Non-PEO NEO [Member] | Increase for fair value of awards granted during Year that remain unvested as of Year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,070		5,366	14,821
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior Year-end to current Year-end of awards granted prior to Year that were outstanding and unvested as of Year-end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,104		3,749	(18,020)
Non-PEO NEO [Member] | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to Year that vested during Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		29,217		33,097	150,981
Non-PEO NEO [Member] | Increase for fair value of awards granted during Year that vest during Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		132,113		54,980	50,041
Non-PEO NEO [Member] | Deduction of fair value of awards granted prior to Year that were forfeited during Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (65,366)	[6]

[1]	The PEO in 2020, 2021, and 2022 is Mr. William G. Smith, Jr.
[2]	The following tables set forth the adjustments made during each year represented in the PVP Table to arrive at compensation “actually paid” to our NEOs during each of the years in question:
[3]	The non-PEO NEOs in 2020, 2021, and 2022 were Messrs. J. Kimbrough Davis and Thomas A. Barron.
[4]	Pursuant to SEC rules, the Total Shareholder Return (“TSR”) figures assume an initial investment of $100 on December 31, 2019 and represent the value of such investment as of December 31, 2022, 2021, and 2020, respectively. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P U.S. SmallCap Banks Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. Because fiscal years are presented in the table in reverse chronological order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
[5]	Diluted Earnings Per Share Growth is the financial measure from the tabular list of most important measures shown in the section below entitled “Required Tabular Disclosure of Most Important Measures Linking Compensation Actually Paid During 2022 to Company Performance”.
[6]	This amount does not include ($70,070), which is the fair value of awards granted to and forfeited by Mr. Davis in 2022.